Goodwill and Other Intangible Assets - DePuy Trauma Acquisition (Details) (DePuy trauma acquisition [Member], USD $)	0 Months Ended
	Jul. 13, 2012 hospital	May 24, 2012
DePuy trauma acquisition [Member]
Business Acquisition [Line Items]
Acquisition purchase price		$ 280,000,000.0
Number of hospitals to be transferred subsequently	5
Time period of subsequent country closings (less than six months)	6 months